Commitments - Schedule of Future Minimum Rent on Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 609
2020	588
2021	541
2022	523
2023	533
Thereafter	958
Total	$ 3,752